Investment and Mortgage-Backed Securities, Available for Sale	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
Investment and Mortgage-Backed Securities, Available For Sale

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$13,317,462	$83,691	$154,492	$13,246,661
Federal Farm Credit Bank ("FFCB") Securities	5,750,000	—	82,006	5,667,994
Federal National Mortgage Association ("FNMA") Bonds	996,822	7,559	—	1,004,381
Small Business Administration (“SBA”) Bonds	106,637,400	1,796,943	307,649	108,126,694
Tax Exempt Municipal Bonds	59,960,960	2,579,543	45,080	62,495,423
Mortgage-Backed Securities	233,963,842	5,704,855	815,984	238,852,713
Equity Securities	250,438	56,236	—	306,674
	$420,876,924	$10,228,827	$1,405,211	$429,700,540

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$13,538,723	$25,695	$893,968	$12,670,450
FFCB Securities	5,750,000	—	383,820	5,366,180
FNMA Bonds	1,993,473	—	18,543	1,974,930
SBA Bonds	99,228,708	1,914,720	319,443	100,823,985
Tax Exempt Municipal Bonds	63,590,959	410,151	2,685,988	61,315,122
Mortgage-Backed Securities	245,882,053	5,843,365	3,128,883	248,596,535
Equity Securities	257,938	—	1,688	256,250
	$430,241,854	$8,193,931	$7,432,333	$431,003,452

FHLB securities, FFCB securities, FNMA bonds, and FNMA and FHLMC mortgage-backed securities are issued by government-sponsored enterprises (“GSEs”).  GSEs are not backed by the full faith and credit of the United States government.  SBA bonds are backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2014 and 2013, the Bank held an amortized cost and fair value of $156.8 million and $160.6 million, respectively, and $170.4 million and $173.5 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The Company has not invested in any private label mortgage-backed securities.

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

The amortized cost and fair value of investment and mortgage-backed securities available for sale at December 31, 2014 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Less Than One Year	$760,264	$773,573
One – Five Years	13,588,753	13,819,295
Five – Ten Years	68,880,177	69,887,727
After Ten Years	103,683,888	106,367,232
Mortgage-Backed Securities	233,963,842	238,852,713
	$420,876,924	$429,700,540

The amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $120.7 million and $124.4 million, respectively, at December 31, 2014 and $118.3 million and $121.1 million, respectively, at December 31, 2013.

The Bank received $69.6 million, $62.8 million and $40.3 million in proceeds from sales of available for sale securities during the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012, respectively. As a result, the Bank recognized $1.1 million in gross gains and $623,000 gross losses for the year ended December 31, 2014, $1.6 million in gross gains and $279,000 in gross losses for the year ended December 31, 2013, and $945,000 in gross gains and no gross losses for the nine months ended December 31, 2012.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$994,818	$5,182	$3,850,690	$149,310	$4,845,508	$154,492
FFCB Securities	—	—	5,667,994	82,006	5,667,994	82,006
FNMA Bonds	—	—	—	—	—	—
SBA Bonds	27,859,461	223,070	4,920,631	84,579	32,780,092	307,649
Tax Exempt Municipal Bonds	3,605,319	16,039	1,710,586	29,041	5,315,905	45,080
Mortgage-Backed Securities	34,840,832	208,242	30,899,075	607,742	65,739,907	815,984
	$67,300,430	$452,533	$47,048,976	$952,678	$114,349,406	$1,405,211
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$10,288,110	$651,608	$1,757,640	$242,360	$12,045,750	$893,968
FFCB Securities	4,435,070	314,930	931,110	68,890	5,366,180	383,820
FNMA Bonds	1,974,930	18,543	—	—	1,974,930	18,543
SBA Bonds	12,183,961	288,678	3,541,453	30,765	15,725,414	319,443
Tax Exempt Municipal Bond	39,848,206	2,556,014	2,008,272	129,974	41,856,478	2,685,988
Mortgage-Backed Securities	88,516,030	2,756,216	6,436,369	372,667	94,952,399	3,128,883
Equity Securities	—	—	101,250	1,688	101,250	1,688
	$157,246,307	$6,585,989	$14,776,094	$846,344	$172,022,401	$7,432,333

Securities classified as available-for-sale are recorded at fair market value.  At December 31, 2014, 67.8% of the unrealized losses, or twenty-four individual securities, consisted of securities in a continuous loss position for 12 months or more.  At December 31, 2013, 11.4% of the unrealized losses, or eleven individual securities, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”). Factors considered in the review include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value.

If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or may recognize a portion in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment.

There was no OTTI recognized during the years ended December 31, 2014 and 2013.